John Hancock
Disciplined Value Global Long/Short Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Shares	Value
Common stocks 88.4%		$118,214,621
(Cost $107,159,580)
Australia 1.5%		1,963,741
Empire Energy Group, Ltd. (A)	8,010,484	1,151,749
South32, Ltd.	334,581	811,992
Bermuda 5.1%		6,794,789
Everest Group, Ltd.	7,620	2,953,207
Hiscox, Ltd.	251,914	3,365,428
RenaissanceRe Holdings, Ltd.	1,664	476,154
Canada 11.0%		14,677,970
Allied Gold Corp. (A)	280,480	683,145
Cenovus Energy, Inc.	235,933	3,720,663
Kinross Gold Corp.	142,141	1,380,189
McEwen Mining, Inc. (A)	95,260	796,374
MEG Energy Corp.	206,081	3,716,683
Sandstorm Gold, Ltd.	407,273	2,362,099
Teck Resources, Ltd., Class B	43,248	2,018,817
China 2.0%		2,633,550
Alibaba Group Holding, Ltd.	139,500	1,523,514
Alibaba Group Holding, Ltd., ADR	12,705	1,110,036
Finland 0.9%		1,180,697
Nordea Bank ABP	104,526	1,180,697
France 5.3%		7,139,598
Alten SA	7,650	610,464
BNP Paribas SA	17,459	1,043,622
Capgemini SE	9,549	1,535,000
Eurazeo SE	15,315	1,125,644
Vallourec SACA (A)	160,823	2,824,868
Germany 1.8%		2,425,521
Evonik Industries AG	66,852	1,229,023
Infineon Technologies AG	36,706	1,196,498
Greece 0.7%		891,392
Okeanis Eco Tankers Corp. (A)(B)	40,189	891,392
Ireland 2.2%		2,920,665
Kerry Group PLC, Class A	22,541	2,180,526
Smurfit WestRock PLC (London Stock Exchange)	13,418	740,139
Italy 3.4%		4,601,156
Enel SpA	425,280	3,062,643
Iveco Group NV	153,792	1,538,513
Japan 5.0%		6,690,815
Kyowa Kirin Company, Ltd.	68,800	1,144,680
Sony Group Corp.	148,400	2,979,328
Sumitomo Mitsui Financial Group, Inc.	104,000	2,566,807
Namibia 0.1%		142,055
Andrada Mining, Ltd. (A)	4,062,358	142,055
Netherlands 4.7%		6,334,008
Akzo Nobel NV	23,054	1,346,094
2	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Netherlands (continued)
Heineken NV	18,055	$1,336,431
Prosus NV (A)	89,700	3,651,483
Norway 1.2%		1,568,686
Norsk Hydro ASA	252,449	1,568,686
South Korea 1.8%		2,454,660
KT Corp., ADR	135,243	2,454,660
Spain 1.5%		1,975,640
Banco Bilbao Vizcaya Argentaria SA	209,148	1,975,640
Sweden 0.0%		80,677
Hennes & Mauritz AB, B Shares	5,812	80,677
Switzerland 5.6%		7,486,674
Glencore PLC (A)	482,728	2,337,455
Novartis AG, ADR	20,862	2,206,574
Sandoz Group AG	64,390	2,942,645
United Kingdom 14.2%		19,018,193
AstraZeneca PLC, ADR	41,310	2,793,382
Barratt Redrow PLC	455,804	2,482,318
Beazley PLC	230,358	2,275,883
Endeavour Mining PLC	39,922	793,564
HSBC Holdings PLC	217,366	2,025,682
Marex Group PLC	55,234	1,617,252
Nomad Foods, Ltd.	77,825	1,424,976
SSE PLC	89,649	2,021,865
The Weir Group PLC	117,719	3,330,564
WH Smith PLC	16,137	252,707
United States 20.4%		27,234,134
Advanced Micro Devices, Inc. (A)	6,664	914,134
Alphabet, Inc., Class C	12,649	2,156,528
Amgen, Inc.	3,342	945,352
Applied Materials, Inc.	4,187	731,511
Booking Holdings, Inc.	419	2,179,630
Centene Corp. (A)	25,317	1,519,020
Dell Technologies, Inc., Class C	12,220	1,559,150
Jacobs Solutions, Inc.	7,782	1,099,052
Keysight Technologies, Inc. (A)	10,709	1,829,526
Lennar Corp., Class A	5,283	921,302
Marathon Petroleum Corp.	14,727	2,299,621
Norfolk Southern Corp.	9,815	2,707,468
Oracle Corp.	26,210	4,844,656
Qualcomm, Inc.	3,679	583,232

Sysco Corp.	21,740	1,676,371
U.S. Foods Holding Corp. (A)	18,168	1,267,581
Exchange-traded funds 5.7%		$7,580,108
(Cost $7,624,925)
iShares 1-3 Year Treasury Bond ETF	92,081	7,580,108

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	3

	Rate (%)	Maturity date		Par value^	Value
Convertible bonds 0.9%					$1,200,092
(Cost $1,438,585)
Namibia 0.9%					1,200,092
Andrada Mining, Ltd. (C)	12.000	07-20-26	GBP	1,100,000	1,200,092

	Shares	Value
Warrants 0.0%		$60
(Cost $28,772)
Andrada Mining, Ltd. (Expiration Date: 7-17-25) (A)(D)	2,200,000	60

	Yield (%)	Shares	Value
Short-term investments 5.4%			$7,186,958
(Cost $7,186,958)
Short-term funds 5.4%			7,186,958
Fidelity Government Portfolio, Institutional Class	4.5514(E)	7,186,958	7,186,958

Total investments (Cost $123,438,820) 100.4%	$134,181,839
Other assets and liabilities, net (0.4%)	(542,147)
Total net assets 100.0%	$133,639,692

	Shares	Value
Securities sold short (0.6)%		$(755,726)
(Proceeds received $817,728)
Sweden (0.6)%		(755,726)
Hennes & Mauritz AB, B Shares	(54,443)	(755,726)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
GBP	Pound Sterling

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 11-30-24.
The fund had the following sector composition as a percentage of net assets on 11-30-24:
Financials	21.1%
Materials	13.0%
Consumer discretionary	11.4%
Energy	10.9%
Information technology	10.3%
Health care	8.6%
Industrials	6.5%
Consumer staples	5.9%
Utilities	3.8%
Communication services	3.5%
Short-term investments and other	5.0%
TOTAL	100.0%
4	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Booking Holdings, Inc.	USD	3,700.00	Apr 2025	4	400	$305,909	$(631,680)
Exchange-traded	Lennar Corp., Class A	USD	160.00	Jan 2025	50	5,000	126,190	(98,000)
Exchange-traded	Norfolk Southern Corp.	USD	250.00	Mar 2025	56	5,600	117,567	(184,240)
Exchange-traded	Oracle Corp.	USD	160.00	Mar 2025	222	22,200	333,034	(690,975)
							$882,700	$(1,604,895)
							$882,700	$(1,604,895)
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Abrdn PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	381,574	Feb 2026	GSI	—	$69,369	$69,369
Pay	Acushnet Holdings Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	544,021	Jun 2026	GSI	—	(90,063)	(90,063)
Pay	BlackLine, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	374,991	Jun 2026	GSI	—	(56,358)	(56,358)
Pay	Dayforce, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	496,036	Jun 2026	GSI	—	(108,720)	(108,720)
Pay	Fastighets AB Balder, B Shares	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	4,645,433	Jun 2026	GSI	—	(157,531)	(157,531)
Pay	Glacier Bancorp, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	872,523	Jun 2026	GSI	—	(389,641)	(389,641)
Pay	LGI Homes, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	592,669	Jun 2026	GSI	—	(5,152)	(5,152)
Pay	National Beverage Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	623,968	Jun 2026	GSI	—	(12,392)	(12,392)
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	418,429	Jun 2026	GSI	—	27,347	27,347
Pay	Texas Capital Bancshares, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	995,576	Jun 2026	GSI	—	(528,452)	(528,452)
Pay	Valmet Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	556,104	Jun 2026	GSI	—	61,853	61,853
Pay	Bank of Hawaii Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	579,032	Jul 2026	GSI	—	(137,320)	(137,320)
Pay	Severn Trent PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	679,949	Aug 2026	GSI	—	(101,996)	(101,996)
Pay	Novanta, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	560,557	Aug 2026	GSI	—	10,568	10,568
Pay	Rumble, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	112,088	Aug 2026	GSI	—	(22,646)	(22,646)
Pay	Sika AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	144,576	Oct 2026	GSI	—	25,112	25,112
Pay	Credit Acceptance Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	604,509	Oct 2026	GSI	—	(20,163)	(20,163)
Pay	T. Rowe Price Group, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	455,025	Oct 2026	GSI	—	(65,252)	(65,252)
Pay	Tesla, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	263,640	Oct 2026	GSI	—	(129,240)	(129,240)
Pay	Boliden AB	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	5,726,497	Nov 2026	GSI	—	(19,912)	(19,912)
Pay	TreeHouse Foods, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	993,529	Nov 2026	GSI	—	149,017	149,017
Pay	Melexis NV	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	602,094	Jan 2027	GSI	—	158,899	158,899
Pay	ON Semiconductor Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,194,288	Jan 2027	GSI	—	55,769	55,769
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	5

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Fortescue, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	400,518	Jan 2027	GSI	—	$(15,172)	$(15,172)
Pay	Antofagasta PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	472,037	Jan 2027	GSI	—	58,059	58,059
Pay	Floor & Decor Holdings, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	782,431	Jan 2027	GSI	—	(45,693)	(45,693)
Pay	Adient PLC	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	154,186	Feb 2027	GSI	—	38,611	38,611
Pay	Block, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	291,735	Feb 2027	GSI	—	(72,785)	(72,785)
Pay	Legend Biotech Corp., ADR	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	459,295	Mar 2027	GSI	—	113,089	113,089
Pay	Playa Hotels & Resorts NV	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	711,099	Apr 2027	GSI	—	(61,807)	(61,807)
Pay	Deckers Outdoor Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	657,807	Apr 2027	GSI	—	(204,390)	(204,390)
Pay	Dr. Ing. h.c. F. Porsche AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	626,451	May 2027	GSI	—	158,141	158,141
Pay	Carvana Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	412,401	May 2027	GSI	—	(262,763)	(262,763)
Pay	United Utilities Group PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	866,037	May 2027	GSI	—	(104,440)	(104,440)
Pay	EQT AB	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	13,263,626	May 2027	GSI	—	14,225	14,225
Pay	Toro Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	814,811	May 2027	GSI	—	(72,259)	(72,259)
Pay	Fastenal Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,383,153	Jun 2027	GSI	—	(369,607)	(369,607)
Pay	Steel Dynamics, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	572,499	Jun 2027	GSI	—	(108,124)	(108,124)
Pay	Carl Zeiss Meditec AG, Bearer Shares	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	710,141	Jun 2027	GSI	—	120,591	120,591
Pay	HF Sinclair Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	513,139	Jun 2027	GSI	—	66,809	66,809
Pay	VAT Group AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	480,900	Jun 2027	GSI	—	125,932	125,932
Pay	Alpha & Omega Semiconductor, Ltd.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	687,780	Jul 2027	GSI	—	(79,619)	(79,619)
Pay	Comet Holding AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	1,129,640	Jul 2027	GSI	—	181,423	181,423
Pay	Power Integrations, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	972,167	Jul 2027	GSI	—	(1,227)	(1,227)
Pay	Tractor Supply Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,131,719	Jul 2027	GSI	—	(44,951)	(44,951)
Pay	PBF Energy, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	668,351	Aug 2027	GSI	—	2,646	2,646
Pay	CarMax, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	524,952	Sep 2027	GSI	—	(62,394)	(62,394)
Pay	Continental AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	572,102	Sep 2027	GSI	—	(76,856)	(76,856)
Pay	Dexcom, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	731,488	Sep 2027	GSI	—	(94,010)	(94,010)
Pay	Kuehne + Nagel International AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	694,680	Sep 2027	GSI	—	107,244	107,244
Pay	Moderna, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	688,657	Sep 2027	GSI	—	296,446	296,446
Pay	Telia Company AB	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	7,623,157	Sep 2027	GSI	—	35,847	35,847
Pay	Daiwa Securities Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	138,609,708	Sep 2027	GSI	—	1,087	1,087
Pay	Church & Dwight Company, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	955,881	Sep 2027	GSI	—	(65,819)	(65,819)
Pay	New Fortress Energy, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	479,555	Sep 2027	GSI	—	(52,733)	(52,733)
6	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Adecco Group AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	168,870	Sep 2027	GSI	—	$29,542	$29,542
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	549,211	Sep 2027	GSI	—	(40,515)	(40,515)
Pay	SEEK, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	319,813	Sep 2027	GSI	—	(18,796)	(18,796)
Pay	Montrose Environmental Group, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	550,508	Oct 2027	GSI	—	158,638	158,638
Pay	Avangrid, Inc.	USD SOFR Compounded OIS + 0.25%	At Maturity	USD	111,513	Oct 2027	GSI	—	(4,947)	(4,947)
Pay	Charles River Laboratories International, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	635,468	Oct 2027	GSI	—	(17,886)	(17,886)
Pay	Edwards Lifesciences Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	555,312	Oct 2027	GSI	—	(55,945)	(55,945)
Pay	InterContinental Hotels Group PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	481,153	Oct 2027	GSI	—	(130,014)	(130,014)
Pay	ROBLOX Corp., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	729,553	Oct 2027	GSI	—	(190,024)	(190,024)
Pay	Aozora Bank, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	116,450,042	Oct 2027	GSI	—	69,694	69,694
Pay	Amcor PLC	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	615,430	Oct 2027	GSI	—	20,782	20,782
Pay	Huntsman Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	698,367	Oct 2027	GSI	—	104,616	104,616
Pay	Accenture PLC, Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	657,269	Nov 2027	GSI	—	(5,881)	(5,881)
Pay	Konica Minolta, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	89,487,662	Nov 2027	GSI	—	(14,575)	(14,575)
Pay	Lattice Semiconductor Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	579,878	Nov 2027	GSI	—	(73,626)	(73,626)
Pay	NIDEC Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	78,382,678	Nov 2027	GSI	—	47,972	47,972
Pay	Dentsu Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	192,575,228	Nov 2027	GSI	—	(40,976)	(40,976)
Pay	Fujitsu, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	71,696,136	Dec 2027	GSI	—	(10,720)	(10,720)
Pay	Rakuten Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	91,879,981	Dec 2027	GSI	—	(7,158)	(7,158)
Pay	Adient PLC	USD SOFR Compounded OIS + 0.25%	At Maturity	USD	370,034	Dec 2025	HSBC	—	166,221	166,221
Pay	Avangrid, Inc.	USD SOFR Compounded OIS + 0.25%	At Maturity	USD	177,556	Dec 2025	HSBC	—	(28,479)	(28,479)
Pay	Credit Acceptance Corp.	USD SOFR Compounded OIS + 0.20%	At Maturity	USD	794,211	Dec 2025	HSBC	—	(107,489)	(107,489)
Pay	T. Rowe Price Group, Inc.	USD SOFR Compounded OIS + 0.20%	At Maturity	USD	633,336	Dec 2025	HSBC	—	(116,135)	(116,135)
Pay	Abrdn PLC	GBP SONIA Compounded OIS - 0.25%	At Maturity	GBP	57,181	Jan 2026	MSI	—	9,636	9,636
Pay	Severn Trent PLC	GBP SONIA Compounded OIS - 0.25%	At Maturity	GBP	73,091	Jan 2026	MSI	—	(7,677)	(7,677)
Pay	Bank of Hawaii Corp.	USD Federal Funds Compounded OIS - 0.53%	At Maturity	USD	359,990	Jan 2026	MSI	—	(108,441)	(108,441)
Pay	Rumble, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	20,540	Jan 2026	MSI	—	(8,626)	(8,626)
Pay	Soho House & Company, Inc.	USD Federal Funds Compounded OIS - 2.58%	At Maturity	USD	357,412	Jan 2026	MSI	—	(5,918)	(5,918)
Pay	SK Bioscience Company, Ltd.	USD Federal Funds Compounded OIS - 6.75%	At Maturity	USD	441,770	Feb 2026	MSI	—	93,682	93,682
Pay	Adecco Group AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	591,030	Jun 2026	MSI	—	225,645	225,645
Pay	Sika AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	257,090	Jun 2026	MSI	—	(6,087)	(6,087)
Pay	VAT Group AG	CHF SARON Compounded OIS - 0.45%	At Maturity	CHF	288,728	Jun 2026	MSI	—	88,062	88,062
Pay	Fortescue, Ltd.	AUD AONIA Compounded OIS - 0.55%	At Maturity	AUD	114,379	Jun 2026	MSI	—	(7,678)	(7,678)
Pay	SEEK, Ltd.	AUD AONIA Compounded OIS - 0.55%	At Maturity	AUD	889,998	Jun 2026	MSI	—	(45,871)	(45,871)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	7

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	66,319	Jul 2026	MSI	—	$9,219	$9,219
Pay	Valmet Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	303,129	Jul 2026	MSI	—	42,890	42,890
Pay	Novanta, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	73,561	Aug 2026	MSI	—	(7,257)	(7,257)
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.55%	At Maturity	AUD	1,501,628	Sep 2027	MSI	—	(119,022)	(119,022)
Pay	Lasertec Corp., ADR	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	150,432	Oct 2027	MSI	—	45,668	45,668
Receive	Samsung Fire & Marine Insurance Company, Ltd.	USD Federal Funds Compounded OIS	At Maturity	USD	1,523,078	Sep 2027	GSI	—	143,618	143,618
Receive	SK Hynix, Inc.	USD Federal Funds Compounded OIS	At Maturity	USD	1,067,114	Sep 2027	GSI	—	(77,999)	(77,999)
Receive	NAVER Corp., CDR	USD Federal Funds Compounded OIS	At Maturity	USD	1,476,468	Dec 2027	GSI	—	19,979	19,979
								—	$(1,743,281)	$(1,743,281)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
AONIA	Reserve Bank of Australia Interbank Overnight Cash Rate
CDR	Chinese Depositary Receipt
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SIOR	Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TONAR	Tokyo Overnight Average Rate
8	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$1,963,741	—	$1,963,741	—
Bermuda	6,794,789	$3,429,361	3,365,428	—
Canada	14,677,970	14,677,970	—	—
China	2,633,550	1,110,036	1,523,514	—
Finland	1,180,697	—	1,180,697	—
France	7,139,598	—	7,139,598	—
Germany	2,425,521	—	2,425,521	—
Greece	891,392	891,392	—	—
Ireland	2,920,665	—	2,920,665	—
Italy	4,601,156	—	4,601,156	—
Japan	6,690,815	—	6,690,815	—
Namibia	142,055	—	142,055	—
Netherlands	6,334,008	—	6,334,008	—
Norway	1,568,686	—	1,568,686	—
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	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
South Korea	$2,454,660	$2,454,660	—	—
Spain	1,975,640	—	$1,975,640	—
Sweden	80,677	—	80,677	—
Switzerland	7,486,674	2,206,574	5,280,100	—
United Kingdom	19,018,193	6,629,174	12,389,019	—
United States	27,234,134	27,234,134	—	—
Exchange-traded funds	7,580,108	7,580,108	—	—
Convertible bonds	1,200,092	—	—	$1,200,092
Warrants	60	—	60	—
Short-term investments	7,186,958	7,186,958	—	—
Total investments in securities	$134,181,839	$73,400,367	$59,581,380	$1,200,092
Liabilities
Securities sold short	$(755,726)	—	$(755,726)	—
Derivatives:
Assets
Swap contracts	3,153,948	—	3,153,948	—
Liabilities
Written options	(1,604,895)	$(1,604,895)	—	—
Swap contracts	(4,897,229)	—	(4,897,229)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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